Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Cash and Cash Equivalents

7.    Cash and Cash Equivalents:

(a)   Details of cash and cash equivalents and its reconciliation to the statement of cash flows at each period are as follows:

	2017	2018
	MCh$	MCh$
Cash and due from banks:
Cash (*)	522,869	624,862
Current account with the Central Bank (*)	162,421	121,807
Deposits in other domestic banks	9,922	26,698
Deposits abroad	362,181	106,714
Subtotal - Cash and due from banks	1,057,393	880,081

Transactions in the course of collection	226,097	244,758
Highly liquid financial instruments (**)	78,069	83,807
Repurchase agreements	76,839	72,632
Total cash and cash equivalents	1,438,398	1,281,278

(*)   Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.

(**) It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.

	2017	2018
	MCh$	MCh$
Highly liquid financial instruments:
Financial Assets Held-for-trading	78,069	83,807
Total	78,069	83,807

(b)   Transactions in the course of collection:

Transactions in the course of collection are transactions for which the only remaining step is settlement, which will increase or decrease the funds in the Central Bank or in foreign banks, normally occurring within 24 to 48 business hours and are detailed as follows:

	2017	2018
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	204,624	210,743
Funds receivable	51,344	78,451
Subtotal transactions in the course of collection	255,968	289,194

Liabilities
Funds payable	(29,871)	(44,436)
Subtotal transactions in the course of payment	(29,871)	(44,436)
Total transactions in the course of collection	226,097	244,758